Note 1 - Summary of Significant Accounting Policies (Detail) - Composition of Loan Portfolio	Dec. 31, 2012	Dec. 31, 2011
Percent of loan portfolio	100.00%	100.00%
Residential Real Estate Loans [Member]
Percent of loan portfolio	40.49%	39.86%
Commercial Real Estate Loans [Member]
Percent of loan portfolio	31.35%	34.67%
Consumer Loans [Member]
Percent of loan portfolio	17.91%	17.92%
Commercial and Industrial [Member]
Percent of loan portfolio	10.25%	7.55%